UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 96.0%
New York — 96.0%

County/City/Special District/School District — 15.4%
City of New York New York, GO, Fiscal 2017, Sub Series A-4, 1.53%, 08/01/44(a)	$2,000	$2,000,000
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds(a):
Series A-1, 1.54%, 11/15/28	1,400	1,400,000
VRDN, Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 1.50%, 11/01/41	2,000	2,000,000
Haverstraw-Stony Point Central School District, GO, Refunding, 4.00%, 10/15/18	1,000	1,000,790
New York Local Government Assistance Corp., Refunding RB, VRDN, Series B (Series Lien), 1.52%, 04/01/20(a)	2,000	2,000,000

		8,400,790
Education — 21.7%
County of Onondaga New York Industrial Development Agency, RB, Syracuse University Project, VRDN, Series B (JPMorgan Chase Bank NA SBPA), 1.50%, 07/01/37(a)	200	200,000
County of Onondaga New York Trust for Cultural Resources, Refunding RB, VRDN, Syracuse University Project, Series A (Wells Fargo Bank NA LOC), 1.50%, 12/01/29(a)	2,000	2,000,000
County of Westchester Industrial Development Agency, RB, VRDN, Mercy College Project, Series B (TD Bank NA LOC), 1.49%, 07/01/30(a)	300	300,000
New York City Trust for Cultural Resources, Refunding RB, VRDN, The New York Botanical Garden, Series A, 1.50%, 07/01/32(a)	2,000	2,000,000
New York State Dormitory Authority, RB:
Columbia University, Series A, 1.20%, 09/01/39(a)	1,800	1,800,000
School Districts Financing Program, Series C, 4.00%, 10/01/18	535	535,000
VRDN, Rockefeller University, Series A2, 1.48%, 07/01/32(a)	2,000	2,000,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 1.48%, 07/01/31(a)	2,000	2,000,000

Security	Par (000)	Value
Education (continued)
Syracuse Industrial Development Agency, RB, VRDN, Syracuse University Project(a):
Series A-1 (JPMorgan Chase Bank NA SBPA), 1.38%, 07/01/37	$555	$555,000
Series B (US Bank NA LOC), 1.50%, 12/01/35	400	400,000

		11,790,000
Health — 10.4%
County of Westchester Industrial Development Agency, Refunding RB, VRDN, Northern Westchester Hospital Association Civic Facility, 1.48%, 11/01/24(a)	1,600	1,600,000
Nassau Health Care Corp., Refunding RB, Sub-Series B-1, 1.48%, 08/01/29(a)	1,870	1,870,000
New York City Health & Hospital Corp., Refunding RB(a):
Health System Bonds, Series B, 1.54%, 02/15/31	2,000	2,000,000
VRDN, Series C (TD Bank NA LOC), 1.52%, 02/15/31	200	200,000

		5,670,000
Housing — 23.7%
New York City Housing Development Corp., RB, VRDN, M/F(a):
Sustainable Nighborhood Bonds, Series D-4, 1.47%, 05/01/20	1,925	1,925,000
90 West Street, Series A (Fannie Mae LOC), 1.52%, 03/15/36	900	900,000
New York State Housing Finance Agency, HRB, VRDN, M/F, 10 Barclay Street, Series A (Fannie Mae Liquidity Facility), 1.54%, 11/15/37(a)	1,850	1,850,000
New York State Housing Finance Agency, Refunding RB(a):
M/F, Dock Street Housing Revenue Bonds, Series A, 1.54%, 11/01/46	1,900	1,900,000
Series M-1, 1.53%, 09/15/21	460	460,000
VRDN, Economic Development and Housing, Series C, 1.52%, 03/15/33	2,000	2,000,000
VRDN, Series L (Bank of America NA LOC), 1.52%, 09/15/21	1,540	1,540,000
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/18(b)	500	503,280

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
New York State Urban Development Corp., Refunding RB, Series A-3(a):
(JPMorgan Chase Bank NA SBPA), 1.53%, 03/15/33	$800	$800,000
VRDN, 1.53%, 03/15/33	1,000	1,000,000

		12,878,280
Transportation — 19.3%
Metropolitan Transportation Authority, RB, VRDN, Sub-Series B-1, 1.51%, 11/01/22(a)	950	950,000
Metropolitan Transportation Authority, Refunding RB:
Series C, 5.00%, 11/15/18	1,965	1,972,369
Series F, 4.00%, 11/15/18	300	300,771
VRDN, Sub-Series G-2 (TD Bank NA LOC), 1.48%, 11/01/32(a)	500	500,000
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/18	900	904,572
193rd Series, 4.00%, 10/15/18	1,000	1,000,760
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series A, 1.48%, 11/01/35(a)	1,900	1,900,000
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series B, 4.00%, 11/15/18	3,000	3,007,890

		10,536,362
Utilities — 5.5%
City of New York New York Water & Sewer System, Refunding RB, VRDN, 2nd General Resolution, Series BB-1, 1.44%, 06/15/36(a)	800	800,000
New York City Muniicipal Water Finance Authority, Refunding RB, Second Genaral Resolution Revenue Bonds, Adjustable Rate, Series AA, 1.54%, 06/15/46(a)	2,000	2,000,000
New York State Energy Research & Development Authority, Refunding RB, VRDN, Consolidated Edison Company of New York, Inc., Sub- Series A-3 (Mizuho Bank Ltd.), 1.56%, 05/01/39(a)	200	200,000

		3,000,000

Total Municipal Bonds in New York		52,275,432

Total Long-Term investments — 96.0% (Cost — $52,276,172)		52,275,432

Security	Shares	Value
Short-Term Securities — 3.7%

Commercial Paper — 3.7%
State of New York Power Authority, 1.68%	$2,000,000	$2,000,000

Total Commercial Paper — 3.7% (Cost — $2,000,000)		2,000,000
Short-Term Investment Fund — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(c)(d)	14,223	14,224

Total Short-Term Investment Fund — 0.0% (Cost — $14,224)		14,224

Total Short-Term Securities — 3.7% (Cost — $2,014,224)		2,014,224

Total Investments — 99.7% (Cost — $54,290,396)		54,289,656
Other Assets Less Liabilities — 0.3%		138,122

Net Assets Applicable to Common Shares — 100.0%		$54,427,778

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Annualized 7-day yield as of period end.
(d)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows

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Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal 2018 Term Trust (BLH)

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	261,493	(247,270)	14,223	$14,224	$13,992	$277	$52

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal 2018 Term Trust (BLH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$52,275,432	$—	$52,275,432
Short-Term Securities	14,224	2,000,000	—	2,014,224

	$14,224	$54,275,432	$—	$54,289,656

(a)	See above Schedule of Investments for values in each sector.

During the period ended September 30, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 19, 2018